Mezzanine Classified Noncontrolling Interests (Details) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2014 USD ($) subsidiary director $ / shares shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Nov. 30, 2015 USD ($) $ / shares	Nov. 30, 2015 CNY (¥)
Mezzanine Classified Noncontrolling Interests [Abstract]
Number of subsidiaries that issued temporary equity | subsidiary	1
Share-based Compensation Expense | ¥		¥ 684,467,000	¥ 349,277,000	¥ 306,308,000
Lede Inc. | Certain investors and two directors | Series A convertible redeemable preferred shares
Mezzanine Classified Noncontrolling Interests [Abstract]
Number of Shares issued (in shares) | shares	5,673,796
Number of directors that were issued temporary equity | director	2
Share price (in dollars per share) | $ / shares	$ 3.74
Total consideration | $	$ 21.2
Repurchase price (in dollars per share) | $ / shares					$ 3.74
Total consideration for preferred shares repurchased					$ 21.2	¥ 134,700,000
Share-based Compensation Expense | ¥			¥ 0